Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Communication Services Portfolio
September 30, 2022
VTELP-NPRT3-1122
1.856920.115
Common Stocks - 99.5%
	Shares	Value ($)
Diversified Telecommunication Services - 6.3%
Alternative Carriers - 4.0%
EchoStar Holding Corp. Class A (a)(b)	14,000	230,580
Iridium Communications, Inc. (a)	3,400	150,858
Liberty Global PLC Class C (a)	119,300	1,968,450
Liberty Latin America Ltd. Class C (a)	118,990	731,789
		3,081,677
Integrated Telecommunication Services - 2.3%
AT&T, Inc.	115,700	1,774,838
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		4,856,515
Entertainment - 22.4%
Interactive Home Entertainment - 6.9%
Activision Blizzard, Inc.	50,600	3,761,604
Motorsport Games, Inc. Class A (a)(b)	600	342
Skillz, Inc. (a)(b)	1,900	1,938
Take-Two Interactive Software, Inc. (a)	13,400	1,460,600
		5,224,484
Movies & Entertainment - 15.5%
Cinemark Holdings, Inc. (a)(b)	50,800	615,188
Endeavor Group Holdings, Inc. (a)	22,000	445,720
Lions Gate Entertainment Corp.:
Class A (a)	4,500	33,435
Class B (a)	57,200	397,540
Marcus Corp. (b)	29,600	411,144
Netflix, Inc. (a)	22,110	5,205,578
The Walt Disney Co. (a)	22,923	2,162,327
Warner Bros Discovery, Inc. (a)	36,995	425,443
Warner Music Group Corp. Class A	47,700	1,107,117
World Wrestling Entertainment, Inc. Class A (b)	15,300	1,073,601
		11,877,093
TOTAL ENTERTAINMENT		17,101,577
Equity Real Estate Investment Trusts (REITs) - 0.8%
Specialized REITs - 0.8%
Lamar Advertising Co. Class A	7,000	577,430
Hotels, Restaurants & Leisure - 1.2%
Casinos & Gaming - 1.2%
Flutter Entertainment PLC (a)	8,700	954,632
Interactive Media & Services - 41.9%
Interactive Media & Services - 41.9%
Alphabet, Inc. Class A (a)	171,300	16,384,845
Angi, Inc. (a)	101,199	298,537
Match Group, Inc. (a)	5,699	272,127
Meta Platforms, Inc. Class A (a)	87,100	11,817,728
Snap, Inc. Class A (a)	122,900	1,206,878
Twitter, Inc. (a)	30,100	1,319,584
Vimeo, Inc. (a)	5,800	23,200
Zoominfo Technologies, Inc. (a)	16,800	699,888
		32,022,787
Internet & Direct Marketing Retail - 3.9%
Internet & Direct Marketing Retail - 3.9%
Amazon.com, Inc. (a)	14,000	1,582,000
Uber Technologies, Inc. (a)	52,700	1,396,550
		2,978,550
Media - 16.7%
Advertising - 0.2%
S4 Capital PLC (a)	46,800	75,404
TechTarget, Inc. (a)	1,400	82,880
		158,284
Broadcasting - 4.1%
Fox Corp. Class A	6,000	184,080
Liberty Media Corp.:
Liberty Media Class A (a)	41,300	2,169,076
Liberty SiriusXM Series A (a)(b)	21,100	803,277
		3,156,433
Cable & Satellite - 12.4%
Altice U.S.A., Inc. Class A (a)	83,300	485,639
Charter Communications, Inc. Class A (a)	10,400	3,154,840
Comcast Corp. Class A	85,100	2,495,983
DISH Network Corp. Class A (a)	5,654	78,195
Liberty Broadband Corp.:
Class A (a)	33,800	2,521,480
Class C (a)	10,300	760,140
		9,496,277
TOTAL MEDIA		12,810,994
Real Estate Management & Development - 0.2%
Real Estate Services - 0.2%
Zillow Group, Inc. Class A (a)	6,300	180,369
Software - 0.2%
Application Software - 0.2%
Viant Technology, Inc. (a)	30,700	129,247
Wireless Telecommunication Services - 5.9%
Wireless Telecommunication Services - 5.9%
T-Mobile U.S., Inc. (a)	33,621	4,510,930
TOTAL COMMON STOCKS (Cost $82,659,629)		76,123,031

Money Market Funds - 4.2%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (c)	441,992	442,080
Fidelity Securities Lending Cash Central Fund 3.10% (c)(d)	2,760,304	2,760,580
TOTAL MONEY MARKET FUNDS (Cost $3,202,660)		3,202,660

TOTAL INVESTMENT IN SECURITIES - 103.7% (Cost $85,862,289)	79,325,691
NET OTHER ASSETS (LIABILITIES) - (3.7)%	(2,835,181)
NET ASSETS - 100.0%	76,490,510

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	440,527	14,567,867	14,566,314	3,006	-	-	442,080	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	2,483,130	29,328,792	29,051,342	2,135	-	-	2,760,580	0.0%
Total	2,923,657	43,896,659	43,617,656	5,141	-	-	3,202,660

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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